Guarantee Of Registered Securities (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Guarantor Obligations [Line Items]
Senior notes aggregate outstanding principal balance	$ 1,700,000,000
8.50% Senior Notes Due 2019 [Member]
Guarantor Obligations [Line Items]
Senior note, maturity year	2019
Debt instrument interest rate stated percentage	8.50%
6.875% Senior notes due 2020 [Member]
Guarantor Obligations [Line Items]
Senior note, maturity year	2020
Debt instrument interest rate stated percentage	6.875%
7.875% Senior Notes Due 2040 [Member]
Guarantor Obligations [Line Items]
Senior note, maturity year	2040
Debt instrument interest rate stated percentage	7.875%
7.20% Debentures due 2027 [Member]
Guarantor Obligations [Line Items]
Senior note, maturity year	2027
Debt instrument interest rate stated percentage	7.20%
Notes Issued	$ 150,000,000.0